COMMON SHARES AND TREASURY SHARES - Additional information about treasury shares (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMON SHARES AND TREASURY SHARES
Total consideration for the treasury shares	$ 0.0	$ 0.0	$ 1.3
Number of treasury shares held	493,371	493,371	493,371	312,900
Nominal value per treasury share	$ 0.01
Nominal value of treasury shares held	$ 0.0	$ 0.0	$ 0.0
Market value, treasury shares held	$ 14.0	$ 3.9	$ 3.7